LVIP JPMorgan High Yield Fund
Schedule of Investments
September 30, 2022 (unaudited)
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS–0.25%
DISH Network Corp. 3.38% exercise price $3.38, maturity date 8/15/26	1,404,000	$ 965,952
=@Gulfport Energy Corp. 10.00% exercise price $0.00, maturity date 12/30/99	71	447,756
Liberty Interactive LLC
3.75% exercise price $3.75, maturity date 2/15/30	129,107	60,681
4.00% exercise price $4.00, maturity date 11/15/29	175,037	78,329
Total Convertible Bonds (Cost $1,532,689)		1,552,718
CORPORATE BONDS–89.34%
Advertising–0.93%
Clear Channel Outdoor Holdings, Inc.
5.13% 8/15/27	2,666,000	2,252,069
7.50% 6/1/29	1,832,000	1,328,200
7.75% 4/15/28	1,245,000	939,975
National CineMedia LLC 5.88% 4/15/28	490,000	279,790
Stagwell Global LLC 5.63% 8/15/29	1,215,000	999,423
		5,799,457
Aerospace & Defense–1.07%
Bombardier, Inc.
7.50% 3/15/25	1,175,000	1,142,558
7.88% 4/15/27	330,000	303,600
Howmet Aerospace, Inc. 6.75% 1/15/28	1,400,000	1,393,000
Spirit AeroSystems, Inc.
5.50% 1/15/25	470,000	444,150
7.50% 4/15/25	920,000	866,852
TransDigm, Inc. 6.25% 3/15/26	2,499,000	2,424,030
Triumph Group, Inc. 8.88% 6/1/24	87,000	85,946
		6,660,136
Airlines–0.95%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50% 4/20/26	1,509,347	1,417,533
5.75% 4/20/29	1,399,000	1,220,628
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50% 6/20/27	1,660,125	1,624,897
United Airlines Holdings, Inc. 4.88% 1/15/25	772,000	719,141
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines (continued)
United Airlines, Inc. 4.38% 4/15/26	1,106,000	$ 987,105
		5,969,304
Apparel–0.10%
William Carter Co. 5.63% 3/15/27	685,000	640,434
		640,434
Auto Manufacturers–2.44%
Allison Transmission, Inc.
3.75% 1/30/31	662,000	507,483
5.88% 6/1/29	375,000	339,375
Ford Motor Credit Co. LLC
2.70% 8/10/26	376,000	311,851
3.38% 11/13/25	1,003,000	886,157
3.82% 11/2/27	871,000	731,640
4.00% 11/13/30	1,127,000	879,060
4.13% 8/4/25	450,000	408,397
4.13% 8/17/27	2,028,000	1,745,094
4.27% 1/9/27	1,560,000	1,365,000
4.39% 1/8/26	725,000	656,203
4.54% 8/1/26	3,515,000	3,129,740
4.69% 6/9/25	1,315,000	1,220,314
5.13% 6/16/25	1,658,000	1,564,505
PM General Purchaser LLC 9.50% 10/1/28	1,096,000	916,864
Wabash National Corp. 4.50% 10/15/28	731,000	566,675
		15,228,358
Auto Parts & Equipment–3.35%
Adient Global Holdings Ltd. 4.88% 8/15/26	1,120,000	981,602
Allison Transmission, Inc. 4.75% 10/1/27	2,926,000	2,576,849
American Axle & Manufacturing, Inc.
5.00% 10/1/29	658,000	498,435
6.25% 3/15/26	593,000	543,631
6.50% 4/1/27	1,557,000	1,319,557
6.88% 7/1/28	1,119,000	962,294
Clarios Global LP 6.75% 5/15/25	936,000	916,559
Clarios Global LP/Clarios U.S. Finance Co.
6.25% 5/15/26	775,000	740,125
8.50% 5/15/27	2,070,000	1,975,794
Cooper-Standard Automotive, Inc.
5.63% 11/15/26	2,560,000	1,072,310
13.00% 6/1/24	1,852,000	1,907,147
Dana, Inc.
5.38% 11/15/27	1,895,000	1,606,012
LVIP JPMorgan High Yield Fund–1

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Parts & Equipment (continued)
Dana, Inc. (continued)
5.63% 6/15/28	239,000	$ 197,211
Dornoch Debt Merger Sub, Inc. 6.63% 10/15/29	1,315,000	948,185
Goodyear Tire & Rubber Co.
5.00% 7/15/29	1,042,000	850,637
5.25% 4/30/31	1,394,000	1,117,461
5.25% 7/15/31	236,000	188,800
Tenneco, Inc.
5.00% 7/15/26	910,000	884,975
5.13% 4/15/29	742,000	732,744
5.38% 12/15/24	445,000	434,098
7.88% 1/15/29	480,000	467,240
		20,921,666
Banks–0.79%
μBank of America Corp.
6.10% 3/17/25	1,396,000	1,338,220
6.25% 9/5/24	845,000	816,481
μBarclays PLC
7.75% 9/15/23	527,000	486,816
8.00% 6/15/24	996,000	923,939
μCitigroup, Inc.
5.95% 5/15/25	370,000	334,868
6.25% 8/15/26	1,070,000	1,023,455
		4,923,779
Beverages–0.22%
Triton Water Holdings, Inc. 6.25% 4/1/29	1,761,000	1,346,936
		1,346,936
Biotechnology–0.25%
Emergent BioSolutions, Inc. 3.88% 8/15/28	1,130,000	751,450
Grifols Escrow Issuer SA 4.75% 10/15/28	1,026,000	792,349
		1,543,799
Building Materials–1.42%
Boise Cascade Co. 4.88% 7/1/30	190,000	157,832
Builders FirstSource, Inc.
4.25% 2/1/32	1,259,000	965,823
6.38% 6/15/32	864,000	767,443
Griffon Corp. 5.75% 3/1/28	1,610,000	1,384,600
JELD-WEN, Inc.
4.88% 12/15/27	1,200,000	858,000
6.25% 5/15/25	520,000	488,800
Masonite International Corp. 5.38% 2/1/28	196,000	173,368
MIWD Holdco II LLC/MIWD Finance Corp. 5.50% 2/1/30	784,000	580,647
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials (continued)
PGT Innovations, Inc. 4.38% 10/1/29	526,000	$ 431,478
Standard Industries, Inc.
3.38% 1/15/31	315,000	221,540
4.75% 1/15/28	2,346,000	1,982,088
5.00% 2/15/27	445,000	393,785
Summit Materials LLC/Summit Materials Finance Corp. 5.25% 1/15/29	554,000	487,520
		8,892,924
Chemicals–2.48%
Avient Corp. 7.13% 8/1/30	247,000	227,964
Axalta Coating Systems LLC 3.38% 2/15/29	713,000	558,956
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75% 6/15/27	2,024,000	1,803,053
Chemours Co.
4.63% 11/15/29	190,000	141,079
5.75% 11/15/28	1,958,000	1,601,487
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13% 6/15/28	796,000	693,277
Element Solutions, Inc. 3.88% 9/1/28	1,260,000	1,014,552
GCP Applied Technologies, Inc. 5.50% 4/15/26	300,000	304,125
INEOS Quattro Finance 2 Plc 3.38% 1/15/26	992,000	825,840
NOVA Chemicals Corp.
4.25% 5/15/29	824,000	643,560
4.88% 6/1/24	1,406,000	1,321,106
5.25% 6/1/27	1,056,000	897,600
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13% 4/1/29	1,457,000	859,630
5.38% 9/1/25	2,247,000	1,820,070
Valvoline, Inc. 4.25% 2/15/30	570,000	538,650
Venator Finance Sarl/Venator Materials LLC 9.50% 7/1/25	815,000	780,363
WR Grace Holdings LLC
4.88% 6/15/27	1,390,000	1,194,886
5.63% 8/15/29	396,000	297,000
		15,523,198
Commercial Services–3.86%
ADT Security Corp.
4.13% 8/1/29	1,056,000	876,480
4.88% 7/15/32	1,600,000	1,290,340

LVIP JPMorgan High Yield Fund–2

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.63% 7/15/26	374,000	$ 333,328
9.75% 7/15/27	373,000	306,599
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
4.63% 6/1/28	555,000	427,528
4.63% 6/1/28	863,000	651,565
APi Group DE, Inc.
4.13% 7/15/29	625,000	495,313
4.75% 10/15/29	527,000	436,700
Ashtead Capital, Inc. 5.50% 8/11/32	631,000	585,640
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.38% 3/1/29	1,129,000	927,073
5.75% 7/15/27	717,000	628,891
5.75% 7/15/27	735,000	644,581
Brink's Co. 4.63% 10/15/27	1,443,000	1,281,211
CoreCivic, Inc. 8.25% 4/15/26	1,045,000	1,040,365
Garda World Security Corp.
6.00% 6/1/29	929,000	681,136
9.50% 11/1/27	1,285,000	1,127,363
Gartner, Inc.
3.63% 6/15/29	424,000	352,980
3.75% 10/1/30	190,000	155,543
4.50% 7/1/28	755,000	675,121
Herc Holdings, Inc. 5.50% 7/15/27	1,562,000	1,405,800
Hertz Corp.
4.63% 12/1/26	437,000	355,002
5.00% 12/1/29	1,451,000	1,079,181
5.50% 10/15/24	656,000	3,280
6.00% 1/15/28	2,613,000	182,910
7.13% 8/1/26	805,000	56,350
NESCO Holdings II, Inc. 5.50% 4/15/29	578,000	481,757
Nielsen Finance LLC/Nielsen Finance Co. 5.63% 10/1/28	1,155,000	1,146,369
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38% 8/31/27	1,850,000	1,554,314
5.75% 4/15/26	1,132,000	1,065,144
Sabre Global, Inc. 7.38% 9/1/25	1,170,000	1,047,888
United Rentals North America, Inc.
4.88% 1/15/28	391,000	358,484
5.25% 1/15/30	2,310,000	2,090,619
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
United Rentals North America, Inc. (continued)
5.50% 5/15/27	385,000	$ 372,047
		24,116,902
Computers–1.27%
Ahead DB Holdings LLC 6.63% 5/1/28	710,000	605,192
Booz Allen Hamilton, Inc. 3.88% 9/1/28	741,000	637,455
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00% 11/1/29	1,305,000	1,037,553
Exela Intermediate LLC/Exela Finance, Inc. 11.50% 7/15/26	1,344,000	383,040
HP, Inc. 4.75% 3/1/29	744,000	747,964
NCR Corp.
5.00% 10/1/28	366,000	287,961
5.13% 4/15/29	851,000	638,267
5.75% 9/1/27	2,432,000	2,203,374
6.13% 9/1/29	1,105,000	951,422
Presidio Holdings, Inc. 4.88% 2/1/27	505,000	446,556
		7,938,784
Cosmetics & Personal Care–0.51%
Coty, Inc. 5.00% 4/15/26	1,155,000	1,051,571
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 4.75% 1/15/29	610,000	516,054
Edgewell Personal Care Co.
4.13% 4/1/29	450,000	373,500
5.50% 6/1/28	1,360,000	1,216,026
		3,157,151
Distribution/Wholesale–0.23%
Wesco Aircraft Holdings, Inc.
8.50% 11/15/24	120,000	62,400
9.00% 11/15/26	2,062,000	1,237,200
13.13% 11/15/27	365,000	109,500
		1,409,100
Diversified Financial Services–1.30%
Coinbase Global, Inc.
3.38% 10/1/28	320,000	200,146
3.63% 10/1/31	320,000	177,426
•ILFC E-Capital Trust I 5.12% 12/21/65	640,000	416,224
•ILFC E-Capital Trust II 5.37% 12/21/65	1,566,000	1,064,880

LVIP JPMorgan High Yield Fund–3

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Nationstar Mortgage Holdings, Inc.
5.13% 12/15/30	640,000	$ 464,128
5.50% 8/15/28	644,000	505,698
5.75% 11/15/31	1,050,000	770,043
OneMain Finance Corp.
3.50% 1/15/27	305,000	237,587
4.00% 9/15/30	340,000	238,581
5.38% 11/15/29	200,000	155,000
6.13% 3/15/24	785,000	756,104
6.63% 1/15/28	410,000	351,780
7.13% 3/15/26	597,000	538,137
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.
2.88% 10/15/26	704,000	577,280
3.63% 3/1/29	1,062,000	817,368
4.00% 10/15/33	126,000	86,627
VistaJet Malta Finance PLC/XO Management Holding, Inc. 6.38% 2/1/30	918,000	750,465
		8,107,474
Electric–1.17%
Calpine Corp.
4.63% 2/1/29	901,000	734,189
5.00% 2/1/31	557,000	442,568
NextEra Energy Operating Partners LP 4.25% 9/15/24	89,000	84,995
NRG Energy, Inc.
3.38% 2/15/29	605,000	489,832
3.63% 2/15/31	411,000	320,580
3.88% 2/15/32	620,000	483,628
5.25% 6/15/29	1,020,000	892,500
5.75% 1/15/28	143,000	131,972
6.63% 1/15/27	563,000	551,327
PG&E Corp. 5.00% 7/1/28	803,000	690,545
Pike Corp. 5.50% 9/1/28	641,000	519,210
μVistra Corp. 7.00% 12/15/26	975,000	851,185
Vistra Operations Co. LLC
4.38% 5/1/29	641,000	533,139
5.00% 7/31/27	280,000	252,910
5.63% 2/15/27	352,000	329,560
		7,308,140
Electrical Components & Equipment–0.95%
Energizer Holdings, Inc.
4.38% 3/31/29	2,258,000	1,674,939
4.75% 6/15/28	1,097,000	869,142
6.50% 12/31/27	509,000	451,834
WESCO Distribution, Inc.
7.13% 6/15/25	1,152,000	1,152,634
7.25% 6/15/28	1,847,000	1,809,047
		5,957,596
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electronics–1.01%
Coherent Corp. 5.00% 12/15/29	887,000	$ 733,726
Imola Merger Corp. 4.75% 5/15/29	3,487,000	2,941,808
Sensata Technologies BV
4.00% 4/15/29	1,372,000	1,135,316
5.00% 10/1/25	391,000	373,041
5.63% 11/1/24	213,000	211,803
5.88% 9/1/30	517,000	483,736
Sensata Technologies, Inc. 3.75% 2/15/31	546,000	430,087
		6,309,517
Engineering & Construction–0.79%
Dycom Industries, Inc. 4.50% 4/15/29	1,264,000	1,065,139
Global Infrastructure Solutions, Inc.
5.63% 6/1/29	1,318,000	974,292
7.50% 4/15/32	655,000	497,800
MasTec, Inc. 4.50% 8/15/28	1,940,000	1,693,343
Weekley Homes LLC/Weekley Finance Corp. 4.88% 9/15/28	841,000	679,119
		4,909,693
Entertainment–3.26%
AMC Entertainment Holdings, Inc. 10.00% 6/15/26	786,475	536,769
Boyne USA, Inc. 4.75% 5/15/29	999,000	836,897
Caesars Entertainment, Inc.
4.63% 10/15/29	810,000	618,907
8.13% 7/1/27	1,316,000	1,256,892
Cedar Fair LP 5.25% 7/15/29	380,000	326,076
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op 5.50% 5/1/25	1,431,000	1,376,522
Cinemark USA, Inc.
5.25% 7/15/28	685,000	526,827
8.75% 5/1/25	407,000	411,457
International Game Technology PLC 6.50% 2/15/25	457,000	455,857
Live Nation Entertainment, Inc.
3.75% 1/15/28	564,000	477,990
4.75% 10/15/27	1,165,000	1,011,436
4.88% 11/1/24	649,000	627,810
5.63% 3/15/26	1,402,000	1,336,947
6.50% 5/15/27	2,710,000	2,607,697

LVIP JPMorgan High Yield Fund–4

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Entertainment (continued)
Six Flags Entertainment Corp.
4.88% 7/31/24	1,835,000	$ 1,747,948
5.50% 4/15/27	1,001,000	878,968
Six Flags Theme Parks, Inc. 7.00% 7/1/25	572,000	571,759
Vail Resorts, Inc. 6.25% 5/15/25	2,031,000	2,003,419
WMG Acquisition Corp. 3.75% 12/1/29	1,662,000	1,380,790
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13% 10/1/29	1,660,000	1,341,612
7.75% 4/15/25	25,000	24,420
		20,357,000
Environmental Control–0.83%
GFL Environmental, Inc.
3.75% 8/1/25	961,000	879,315
4.00% 8/1/28	1,155,000	962,670
4.38% 8/15/29	555,000	462,748
4.75% 6/15/29	684,000	576,270
Harsco Corp. 5.75% 7/31/27	156,000	97,467
Madison IAQ LLC
4.13% 6/30/28	693,000	556,613
5.88% 6/30/29	1,290,000	898,562
Stericycle, Inc. 3.88% 1/15/29	893,000	739,516
		5,173,161
Food–2.26%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.25% 3/15/26	914,000	802,800
3.50% 3/15/29	1,426,000	1,149,356
4.63% 1/15/27	1,687,000	1,507,877
5.88% 2/15/28	834,000	769,365
7.50% 3/15/26	1,361,000	1,369,119
B&G Foods, Inc. 5.25% 4/1/25	1,479,000	1,286,730
Lamb Weston Holdings, Inc. 4.13% 1/31/30	1,341,000	1,134,808
New Albertsons LP
6.63% 6/1/28	569,000	529,881
7.75% 6/15/26	672,000	685,440
Performance Food Group, Inc.
4.25% 8/1/29	1,190,000	990,794
5.50% 10/15/27	1,239,000	1,126,040
6.88% 5/1/25	195,000	193,781
Post Holdings, Inc.
5.50% 12/15/29	202,000	174,630
5.63% 1/15/28	1,840,000	1,679,405
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
U.S. Foods, Inc.
4.63% 6/1/30	620,000	$ 513,053
4.75% 2/15/29	260,000	222,560
		14,135,639
Food Service–0.13%
Aramark Services, Inc. 5.00% 2/1/28	917,000	816,781
		816,781
Forest Products & Paper–0.05%
Glatfelter Corp. 4.75% 11/15/29	595,000	342,125
		342,125
Gas–0.25%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50% 5/20/25	680,000	631,332
5.63% 5/20/24	291,000	277,921
5.75% 5/20/27	520,000	466,983
5.88% 8/20/26	220,000	199,356
		1,575,592
Health Care Products–1.00%
Avantor Funding, Inc. 4.63% 7/15/28	2,105,000	1,873,334
Hologic, Inc. 3.25% 2/15/29	2,184,000	1,786,048
Medline Borrower LP
3.88% 4/1/29	1,944,000	1,558,486
5.25% 10/1/29	1,376,000	1,038,880
		6,256,748
Health Care Services–6.49%
Acadia Healthcare Co., Inc.
5.00% 4/15/29	457,000	404,725
5.50% 7/1/28	915,000	834,970
AHP Health Partners, Inc. 5.75% 7/15/29	603,000	467,325
Catalent Pharma Solutions, Inc.
3.13% 2/15/29	211,000	162,734
5.00% 7/15/27	142,000	126,661
Centene Corp.
4.25% 12/15/27	991,000	906,468
4.63% 12/15/29	4,347,000	3,906,214
CHS/Community Health Systems, Inc.
4.75% 2/15/31	685,000	460,663
5.25% 5/15/30	1,049,000	730,366
5.63% 3/15/27	569,000	437,959
6.00% 1/15/29	435,000	319,719
6.13% 4/1/30	1,246,000	587,614

LVIP JPMorgan High Yield Fund–5

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
CHS/Community Health Systems, Inc. (continued)
8.00% 3/15/26	2,279,000	$ 1,973,129
DaVita, Inc.
3.75% 2/15/31	2,401,000	1,710,712
4.63% 6/1/30	1,390,000	1,075,513
Encompass Health Corp.
4.50% 2/1/28	3,436,000	2,942,908
4.75% 2/1/30	879,000	723,132
Envision Healthcare Corp. 8.75% 10/15/26	901,000	288,410
Global Medical Response, Inc. 6.50% 10/1/25	940,000	788,425
HCA, Inc.
5.38% 9/1/26	1,220,000	1,181,939
5.88% 2/15/26	4,118,000	4,062,434
5.88% 2/1/29	200,000	194,477
IQVIA, Inc.
5.00% 10/15/26	1,826,000	1,739,918
5.00% 5/15/27	259,000	241,518
Radiology Partners, Inc. 9.25% 2/1/28	825,000	537,805
RP Escrow Issuer LLC 5.25% 12/15/25	425,000	351,220
Syneos Health, Inc. 3.63% 1/15/29	292,000	232,514
Tenet Healthcare Corp.
4.25% 6/1/29	790,000	654,318
4.63% 7/15/24	854,000	825,801
4.63% 6/15/28	318,000	277,921
4.88% 1/1/26	5,095,000	4,734,631
5.13% 11/1/27	3,586,000	3,217,673
6.13% 6/15/30	1,008,000	923,328
6.25% 2/1/27	2,750,000	2,566,162
		40,589,306
Home Furnishings–0.30%
Tempur Sealy International, Inc.
3.88% 10/15/31	473,000	346,473
4.00% 4/15/29	1,967,000	1,550,043
		1,896,516
Household Products Wares–0.97%
ACCO Brands Corp. 4.25% 3/15/29	2,130,000	1,602,367
Central Garden & Pet Co.
4.13% 10/15/30	651,000	518,180
5.13% 2/1/28	2,367,000	2,143,614
Spectrum Brands, Inc.
3.88% 3/15/31	357,000	243,395
5.00% 10/1/29	572,000	455,020
5.50% 7/15/30	1,390,000	1,086,886
		6,049,462
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Housewares–0.57%
CD&R Smokey Buyer, Inc. 6.75% 7/15/25	1,407,000	$ 1,275,334
Newell Brands, Inc.
6.38% 9/15/27	171,000	169,329
6.63% 9/15/29	171,000	167,192
Scotts Miracle-Gro Co.
4.00% 4/1/31	819,000	576,576
4.38% 2/1/32	819,000	582,473
4.50% 10/15/29	1,079,000	782,272
		3,553,176
Internet–1.38%
Arches Buyer, Inc.
4.25% 6/1/28	744,000	580,320
6.13% 12/1/28	423,000	327,681
Millennium Escrow Corp. 6.63% 8/1/26	850,000	671,962
Netflix, Inc.
4.88% 4/15/28	2,500,000	2,339,787
5.38% 11/15/29	1,105,000	1,038,700
5.88% 11/15/28	648,000	632,305
Photo Holdings Merger Sub, Inc. 8.50% 10/1/26	1,975,000	1,264,119
Uber Technologies, Inc.
4.50% 8/15/29	1,164,000	978,488
7.50% 9/15/27	810,000	793,800
		8,627,162
Iron & Steel–0.67%
ATI, Inc.
4.88% 10/1/29	415,000	344,563
5.13% 10/1/31	310,000	253,248
5.88% 12/1/27	565,000	514,348
Big River Steel LLC/BRS Finance Corp. 6.63% 1/31/29	824,000	758,393
Carpenter Technology Corp.
6.38% 7/15/28	763,000	707,606
7.63% 3/15/30	223,000	214,704
Cleveland-Cliffs, Inc.
4.63% 3/1/29	908,000	762,720
4.88% 3/1/31	443,000	365,892
U.S. Steel Corp. 6.88% 3/1/29	324,000	294,467
		4,215,941
Leisure Time–1.30%
Carnival Corp.
4.00% 8/1/28	921,000	743,008
5.75% 3/1/27	1,134,000	794,424
6.00% 5/1/29	311,000	204,193
10.50% 2/1/26	289,000	285,940
Royal Caribbean Cruises Ltd.
8.25% 1/15/29	787,000	766,038
9.25% 1/15/29	790,000	778,430
10.88% 6/1/23	524,000	535,790

LVIP JPMorgan High Yield Fund–6

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Leisure Time (continued)
Royal Caribbean Cruises Ltd. (continued)
11.50% 6/1/25	906,000	$ 962,625
11.63% 8/15/27	1,421,000	1,293,138
Vista Outdoor, Inc. 4.50% 3/15/29	2,531,000	1,787,790
		8,151,376
Lodging–1.49%
Hilton Domestic Operating Co., Inc.
3.75% 5/1/29	335,000	276,636
4.00% 5/1/31	201,000	162,474
4.88% 1/15/30	722,000	628,140
5.75% 5/1/28	659,000	616,165
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88% 4/1/27	858,000	787,215
Marriott Ownership Resorts, Inc.
4.50% 6/15/29	333,000	263,172
4.75% 1/15/28	45,000	37,527
6.13% 9/15/25	392,000	383,292
MGM Resorts International
4.63% 9/1/26	1,102,000	974,631
5.50% 4/15/27	1,266,000	1,137,514
5.75% 6/15/25	430,000	410,938
6.00% 3/15/23	1,255,000	1,255,376
Station Casinos LLC 4.50% 2/15/28	1,635,000	1,341,954
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.50% 3/1/25	1,093,000	1,023,321
		9,298,355
Machinery Construction & Mining–0.31%
BWX Technologies, Inc.
4.13% 6/30/28	686,000	599,139
4.13% 4/15/29	496,000	429,055
Terex Corp. 5.00% 5/15/29	1,057,000	907,155
		1,935,349
Machinery Diversified–0.10%
ATS Automation Tooling Systems, Inc. 4.13% 12/15/28	321,000	266,159
TK Elevator Holdco GmbH 7.63% 7/15/28	251,000	210,212
TK Elevator U.S. Newco, Inc. 5.25% 7/15/27	200,000	170,042
		646,413
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media–11.62%
Altice Financing SA 5.75% 8/15/29	1,129,000	$ 863,933
Audacy Capital Corp. 6.50% 5/1/27	761,000	186,445
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25% 2/1/31	3,244,000	2,488,277
4.25% 1/15/34	1,245,000	891,146
4.50% 8/15/30	175,000	138,397
4.75% 3/1/30	5,896,000	4,783,130
4.75% 2/1/32	425,000	330,982
5.00% 2/1/28	4,731,000	4,079,352
5.13% 5/1/27	8,600,000	7,761,500
5.38% 6/1/29	1,783,000	1,560,696
CSC Holdings LLC
4.50% 11/15/31	1,160,000	871,369
5.75% 1/15/30	200,000	142,153
6.50% 2/1/29	3,580,000	3,159,350
7.50% 4/1/28	815,000	665,016
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.38% 8/15/26	890,000	177,155
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.88% 8/15/27	1,358,000	1,170,745
DISH DBS Corp.
5.00% 3/15/23	599,000	587,206
5.25% 12/1/26	3,760,000	3,080,368
5.75% 12/1/28	750,000	566,805
5.88% 11/15/24	9,132,000	8,150,310
7.75% 7/1/26	2,740,000	2,101,772
Gannett Holdings LLC 6.00% 11/1/26	420,000	322,350
GCI LLC 4.75% 10/15/28	2,050,000	1,702,023
Gray Escrow II, Inc. 5.38% 11/15/31	867,000	680,096
Gray Television, Inc.
4.75% 10/15/30	1,067,000	799,655
5.88% 7/15/26	718,000	662,355
7.00% 5/15/27	112,000	105,336
iHeartCommunications, Inc.
5.25% 8/15/27	723,000	617,622
6.38% 5/1/26	797,062	739,466
8.38% 5/1/27	3,095,299	2,602,883
Liberty Interactive LLC 8.25% 2/1/30	352,000	221,760
McGraw-Hill Education, Inc. 5.75% 8/1/28	1,025,000	855,891
Midcontinent Communications/Midcontinent Finance Corp. 5.38% 8/15/27	901,000	802,751
News Corp.
3.88% 5/15/29	865,000	734,264

LVIP JPMorgan High Yield Fund–7

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
News Corp. (continued)
5.13% 2/15/32	545,000	$ 478,238
Nexstar Media, Inc.
4.75% 11/1/28	900,000	765,000
5.63% 7/15/27	4,740,000	4,357,518
μParamount Global 6.25% 2/28/57	1,145,000	985,140
Scripps Escrow II, Inc. 5.38% 1/15/31	291,000	220,438
Scripps Escrow, Inc. 5.88% 7/15/27	192,000	167,040
Sinclair Television Group, Inc. 4.13% 12/1/30	1,100,000	827,750
Sirius XM Radio, Inc.
4.00% 7/15/28	903,000	768,074
4.13% 7/1/30	575,000	467,383
5.00% 8/1/27	3,866,000	3,547,055
5.50% 7/1/29	2,465,000	2,217,224
Univision Communications, Inc.
4.50% 5/1/29	703,000	573,275
6.63% 6/1/27	155,000	146,275
7.38% 6/30/30	548,000	522,954
UPC Broadband Finco BV 4.88% 7/15/31	592,000	459,410
UPC Holding BV 5.50% 1/15/28	160,000	134,400
Videotron Ltd. 5.13% 4/15/27	1,083,000	994,026
Virgin Media Secured Finance PLC 5.50% 5/15/29	456,000	390,408
		72,624,167
Metal Fabricate & Hardware–0.09%
Advanced Drainage Systems, Inc. 5.00% 9/30/27	605,000	556,382
		556,382
Mining–0.90%
Alcoa Nederland Holding BV 5.50% 12/15/27	789,000	735,861
Arconic Corp.
6.00% 5/15/25	1,432,000	1,378,394
6.13% 2/15/28	2,129,000	1,880,610
FMG Resources August 2006 Pty. Ltd. 4.38% 4/1/31	419,000	321,649
Kaiser Aluminum Corp. 4.50% 6/1/31	485,000	354,894
Novelis Corp.
3.88% 8/15/31	318,000	237,202
4.75% 1/30/30	890,000	729,800
		5,638,410
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Office Business Equipment–0.21%
CDW LLC/CDW Finance Corp.
3.25% 2/15/29	489,000	$ 397,110
4.25% 4/1/28	1,000,000	890,000
		1,287,110
Oil & Gas–4.42%
Antero Resources Corp. 8.38% 7/15/26	999,000	1,055,205
Baytex Energy Corp. 8.75% 4/1/27	1,280,000	1,286,400
California Resources Corp. 7.13% 2/1/26	907,000	852,580
Chesapeake Energy Corp.
5.50% 2/1/26	643,000	615,672
6.75% 4/15/29	2,594,000	2,486,660
Chord Energy Corp. 6.38% 6/1/26	398,000	378,100
CNX Resources Corp.
6.00% 1/15/29	405,000	369,563
7.38% 1/15/31	480,000	469,476
Comstock Resources, Inc.
5.88% 1/15/30	606,000	527,799
6.75% 3/1/29	1,910,000	1,761,608
Encino Acquisition Partners Holdings LLC 8.50% 5/1/28	1,420,000	1,309,993
Gulfport Energy Corp.
6.00% 10/15/24	1,110,000	1,388
6.38% 5/15/25	196,000	245
6.38% 1/15/26	1,155,000	1,444
8.00% 5/17/26	332,104	330,443
8.00% 5/17/26	721,850	718,241
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00% 4/15/30	381,000	332,048
6.25% 11/1/28	15,000	13,840
6.25% 4/15/32	317,000	280,802
Nabors Industries Ltd. 7.25% 1/15/26	355,000	308,892
Nabors Industries, Inc. 5.75% 2/1/25	1,135,000	1,027,517
Occidental Petroleum Corp.
6.13% 1/1/31	879,000	865,815
6.38% 9/1/28	623,000	620,468
6.63% 9/1/30	479,000	486,185
8.50% 7/15/27	919,000	983,514
8.88% 7/15/30	1,069,000	1,190,118
Ovintiv, Inc. 8.13% 9/15/30	290,000	313,034
Precision Drilling Corp.
6.88% 1/15/29	122,000	107,714
7.13% 1/15/26	789,000	740,346
Range Resources Corp.
5.00% 3/15/23	72,000	71,754
8.25% 1/15/29	392,000	398,860

LVIP JPMorgan High Yield Fund–8

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Rockcliff Energy II LLC 5.50% 10/15/29	382,000	$ 334,470
SM Energy Co.
6.50% 7/15/28	242,000	229,978
6.63% 1/15/27	616,000	591,286
6.75% 9/15/26	379,000	364,788
Southwestern Energy Co.
4.75% 2/1/32	240,000	201,144
5.38% 3/15/30	1,088,000	980,342
8.38% 9/15/28	1,400,000	1,449,418
Sunoco LP/Sunoco Finance Corp.
4.50% 5/15/29	474,000	393,207
4.50% 4/30/30	1,690,000	1,381,575
Transocean Pontus Ltd. 6.13% 8/1/25	1,113,280	1,040,917
Transocean, Inc. 11.50% 1/30/27	821,000	759,376
		27,632,225
Oil & Gas Services–0.25%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25% 4/1/28	429,000	377,089
6.88% 4/1/27	649,000	581,232
Oceaneering International, Inc. 6.00% 2/1/28	550,000	435,770
@Telford Offshore Ltd. 12.00% 12/31/99	717,902	359
Transocean Proteus Ltd. 6.25% 12/1/24	207,900	195,426
		1,589,876
Packaging & Containers–2.18%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 6.00% 6/15/27	435,000	409,641
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13% 8/15/26	364,000	303,077
5.25% 8/15/27	1,618,000	1,012,431
5.25% 8/15/27	1,121,000	701,443
Graham Packaging Co., Inc. 7.13% 8/15/28	268,000	215,445
LABL, Inc. 6.75% 7/15/26	2,508,000	2,274,480
Mauser Packaging Solutions Holding Co.
5.50% 4/15/24	3,109,000	2,953,550
7.25% 4/15/25	1,595,000	1,403,074
Owens-Brockway Glass Container, Inc.
6.38% 8/15/25	460,000	430,703
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Packaging & Containers (continued)
Owens-Brockway Glass Container, Inc. (continued)
6.63% 5/13/27	949,000	$ 860,003
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00% 10/15/27	1,828,000	1,532,591
TriMas Corp. 4.13% 4/15/29	852,000	719,284
Trivium Packaging Finance BV
5.50% 8/15/26	488,000	436,452
8.50% 8/15/27	445,000	392,851
		13,645,025
Pharmaceuticals–3.45%
180 Medical, Inc. 3.88% 10/15/29	686,000	568,330
Bausch Health Americas, Inc.
8.50% 1/31/27	3,758,000	1,597,150
9.25% 4/1/26	3,137,000	1,858,672
Bausch Health Cos., Inc.
4.88% 6/1/28	2,640,000	1,702,008
5.00% 2/15/29	916,000	355,179
5.25% 1/30/30	1,505,000	562,089
5.25% 2/15/31	670,000	251,954
5.50% 11/1/25	3,267,000	2,595,296
5.75% 8/15/27	453,000	308,573
6.25% 2/15/29	1,266,000	472,376
9.00% 12/15/25	2,609,000	1,656,715
‡Endo Dac/Endo Finance LLC/Endo Finco, Inc.
5.88% 10/15/24	580,000	474,325
9.50% 7/31/27	803,000	116,435
‡Endo Luxembourg Finance Co. I Sarl/Endo U.S., Inc. 6.13% 4/1/29	470,000	371,019
Jazz Securities DAC 4.38% 1/15/29	918,000	792,923
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
10.00% 6/15/29	456,000	248,520
11.50% 12/15/28	2,135,000	1,921,500
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.13% 4/30/28	2,178,000	1,862,190
5.13% 4/30/31	1,151,000	942,853
Owens & Minor, Inc.
4.50% 3/31/29	1,432,000	1,124,299
6.63% 4/1/30	436,000	383,680
‡Par Pharmaceutical, Inc. 7.50% 4/1/27	818,000	646,235

LVIP JPMorgan High Yield Fund–9

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Prestige Brands, Inc. 5.13% 1/15/28	820,000	$ 737,889
		21,550,210
Pipelines–5.30%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38% 6/15/29	242,000	213,662
5.75% 3/1/27	435,000	402,317
5.75% 1/15/28	1,622,000	1,476,020
7.88% 5/15/26	1,077,000	1,082,385
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.63% 12/15/25	781,000	749,760
Buckeye Partners LP
3.95% 12/1/26	185,000	161,353
4.13% 3/1/25	421,000	385,320
4.13% 12/1/27	190,000	158,725
4.50% 3/1/28	720,000	612,000
Cheniere Energy Partners LP
3.25% 1/31/32	523,000	401,588
4.00% 3/1/31	608,000	509,796
4.50% 10/1/29	865,000	761,537
Cheniere Energy, Inc. 4.63% 10/15/28	1,360,000	1,247,569
CNX Midstream Partners LP 4.75% 4/15/30	206,000	161,691
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.75% 4/1/25	1,380,000	1,309,510
8.00% 4/1/29	1,263,000	1,215,638
DCP Midstream Operating LP
3.88% 3/15/23	1,082,000	1,068,475
6.75% 9/15/37	735,000	712,684
DT Midstream, Inc.
4.13% 6/15/29	968,000	817,960
4.38% 6/15/31	570,000	470,090
EnLink Midstream LLC 6.50% 9/1/30	324,000	316,386
EnLink Midstream Partners LP
4.15% 6/1/25	261,000	242,273
4.85% 7/15/26	312,000	286,536
μ6.00% 12/15/22	1,010,000	754,943
EQM Midstream Partners LP
4.13% 12/1/26	352,000	298,204
4.50% 1/15/29	881,000	709,802
4.75% 1/15/31	959,000	761,206
5.50% 7/15/28	158,000	135,047
6.00% 7/1/25	370,000	342,113
6.50% 7/1/27	465,000	429,701
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
EQM Midstream Partners LP (continued)
7.50% 6/1/27	620,000	$ 590,934
7.50% 6/1/30	496,000	468,705
Genesis Energy LP/Genesis Energy Finance Corp.
6.25% 5/15/26	914,000	793,421
6.50% 10/1/25	80,000	72,328
7.75% 2/1/28	796,000	692,520
8.00% 1/15/27	27,000	23,693
Hess Midstream Operations LP
5.13% 6/15/28	185,000	161,992
5.63% 2/15/26	970,000	920,777
Holly Energy Partners LP/Holly Energy Finance Corp.
5.00% 2/1/28	635,000	559,429
6.38% 4/15/27	225,000	214,875
Kinetik Holdings LP 5.88% 6/15/30	476,000	435,854
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50% 2/1/26	434,000	386,091
NuStar Logistics LP
5.63% 4/28/27	1,175,000	1,024,518
5.75% 10/1/25	429,000	397,584
6.00% 6/1/26	385,000	352,423
6.38% 10/1/30	429,000	367,081
μPlains All American Pipeline LP 6.13% 11/15/22	75,000	61,133
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 8.50% 10/15/26	538,000	505,048
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50% 1/15/28	55,000	46,946
6.00% 3/1/27	575,000	521,675
6.00% 12/31/30	467,000	397,001
6.00% 9/1/31	783,000	661,635
7.50% 10/1/25	1,985,000	1,950,263
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00% 1/15/32	1,369,000	1,129,021
4.88% 2/1/31	1,072,000	921,920
5.00% 1/15/28	100,000	92,504
6.50% 7/15/27	1,174,000	1,160,309
		33,103,971

LVIP JPMorgan High Yield Fund–10

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate–0.24%
Kennedy-Wilson, Inc.
4.75% 3/1/29	345,000	$ 263,304
5.00% 3/1/31	346,000	250,871
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30	1,427,000	969,061
		1,483,236
Real Estate Investment Trusts–2.25%
Iron Mountain, Inc.
4.50% 2/15/31	844,000	652,564
5.25% 3/15/28	1,649,000	1,446,387
RHP Hotel Properties LP/RHP Finance Corp.
4.50% 2/15/29	1,423,000	1,180,693
4.75% 10/15/27	2,323,000	2,021,010
VICI Properties LP/VICI Note Co., Inc.
3.50% 2/15/25	47,000	43,445
3.75% 2/15/27	504,000	441,433
3.88% 2/15/29	790,000	662,735
4.13% 8/15/30	350,000	292,327
4.25% 12/1/26	3,144,000	2,837,755
4.50% 9/1/26	260,000	237,439
4.63% 6/15/25	852,000	801,756
4.63% 12/1/29	1,996,000	1,731,610
5.75% 2/1/27	1,794,000	1,690,450
		14,039,604
Retail–3.13%
1011778 BC ULC/New Red Finance, Inc.
3.50% 2/15/29	320,000	263,200
3.88% 1/15/28	1,005,000	874,561
4.00% 10/15/30	640,000	504,051
Asbury Automotive Group, Inc.
4.50% 3/1/28	447,000	377,715
4.63% 11/15/29	505,000	403,682
4.75% 3/1/30	388,000	303,021
Bath & Body Works, Inc.
6.75% 7/1/36	190,000	156,558
6.88% 11/1/35	155,000	129,484
7.50% 6/15/29	145,000	132,675
9.38% 7/1/25	60,000	62,100
Gap, Inc.
3.63% 10/1/29	460,000	299,000
3.88% 10/1/31	388,000	246,658
Lithia Motors, Inc. 4.38% 1/15/31	681,000	557,589
Macy's Retail Holdings LLC 5.88% 3/15/30	198,000	156,608
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.13% 4/1/26	2,150,000	$ 1,975,531
PetSmart, Inc./PetSmart Finance Corp.
4.75% 2/15/28	1,836,000	1,571,229
7.75% 2/15/29	616,000	550,667
Rite Aid Corp.
7.50% 7/1/25	617,000	469,426
8.00% 11/15/26	3,382,000	2,393,391
Sonic Automotive, Inc. 4.63% 11/15/29	728,000	571,480
SRS Distribution, Inc.
4.63% 7/1/28	1,031,000	885,619
6.00% 12/1/29	875,000	697,830
6.13% 7/1/29	490,000	393,520
Staples, Inc.
7.50% 4/15/26	3,268,000	2,743,846
10.75% 4/15/27	1,893,000	1,403,186
Superior Plus LP/Superior General Partner, Inc. 4.50% 3/15/29	369,000	304,742
White Cap Buyer LLC 6.88% 10/15/28	369,000	301,089
Yum! Brands, Inc. 4.63% 1/31/32	1,000,000	838,180
		19,566,638
Semiconductors–0.93%
ams-OSRAM AG 7.00% 7/31/25	390,000	352,520
Entegris Escrow Corp.
4.75% 4/15/29	965,000	849,996
5.95% 6/15/30	170,000	155,161
Entegris, Inc.
3.63% 5/1/29	576,000	455,822
4.38% 4/15/28	2,300,000	1,949,986
ON Semiconductor Corp. 3.88% 9/1/28	2,040,000	1,745,142
Synaptics, Inc. 4.00% 6/15/29	366,000	294,650
		5,803,277
Software–0.76%
Athenahealth Group, Inc. 6.50% 2/15/30	470,000	371,568
Black Knight InfoServ LLC 3.63% 9/1/28	744,000	637,348
Clarivate Science Holdings Corp.
3.88% 7/1/28	634,000	522,923
4.88% 7/1/29	714,000	559,062
SS&C Technologies, Inc. 5.50% 9/30/27	2,640,000	2,408,192

LVIP JPMorgan High Yield Fund–11

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Twilio, Inc. 3.88% 3/15/31	360,000	$ 282,590
		4,781,683
Telecommunications–6.95%
Altice France Holding SA
6.00% 2/15/28	380,000	241,043
10.50% 5/15/27	2,174,000	1,702,797
Altice France SA
5.13% 7/15/29	1,570,000	1,172,963
5.50% 1/15/28	200,000	158,378
5.50% 10/15/29	971,000	730,565
8.13% 2/1/27	2,270,000	2,028,812
CommScope Technologies LLC
5.00% 3/15/27	155,000	117,025
6.00% 6/15/25	86,000	76,407
CommScope, Inc.
4.75% 9/1/29	1,177,000	960,032
6.00% 3/1/26	2,946,000	2,712,441
8.25% 3/1/27	3,274,000	2,705,142
Embarq Corp. 8.00% 6/1/36	1,500,000	750,000
Frontier Communications Holdings LLC
5.00% 5/1/28	2,407,000	2,065,687
5.88% 10/15/27	895,000	802,126
5.88% 11/1/29	172,507	136,911
6.00% 1/15/30	356,000	279,683
8.75% 5/15/30	109,000	109,070
Hughes Satellite Systems Corp. 6.63% 8/1/26	854,000	774,994
Intelsat Jackson Holdings SA
=5.50% 8/1/23	3,134,000	313
6.50% 3/15/30	5,347,000	4,546,019
=8.50% 10/15/24	3,737,000	374
=9.75% 7/15/25	1,050,000	105
Level 3 Financing, Inc.
3.63% 1/15/29	552,000	408,695
4.63% 9/15/27	686,000	567,720
Lumen Technologies, Inc.
4.00% 2/15/27	2,590,000	2,175,027
4.50% 1/15/29	390,000	273,975
5.13% 12/15/26	2,639,000	2,270,622
5.38% 6/15/29	1,020,000	758,027
6.88% 1/15/28	450,000	384,750
7.50% 4/1/24	267,000	275,010
Qwest Corp. 7.25% 9/15/25	210,000	214,576
Sprint Capital Corp. 8.75% 3/15/32	4,273,000	4,951,339
Sprint Corp.
7.63% 2/15/25	2,693,000	2,760,533
7.63% 3/1/26	3,933,000	4,068,027
Telecom Italia Capital SA
6.00% 9/30/34	325,000	242,197
6.38% 11/15/33	878,000	682,584
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
U.S. Cellular Corp. 6.70% 12/15/33	1,467,000	$ 1,320,718
		43,424,687
Toys Games Hobbies–0.20%
Mattel, Inc.
3.75% 4/1/29	546,000	459,074
5.88% 12/15/27	845,000	809,088
		1,268,162
Transportation–0.01%
First Student Bidco, Inc./First Transit Parent, Inc. 4.00% 7/31/29	82,000	66,436
		66,436
Total Corporate Bonds (Cost $661,420,520)		558,345,549
LOAN AGREEMENTS–4.68%
•ACProducts, Inc. 7.92% (LIBOR03M + 4.25%) 5/17/28	1,268,937	931,438
•Adient U.S. LLC 6.37% (LIBOR01M + 3.25%) 4/10/28	1,086,250	1,023,117
•American Axle & Manufacturing, Inc. 5.34% (LIBOR01M + 2.25%) 4/6/24	149,214	145,708
•BWAY Holding Co. 5.81% (LIBOR01M + 3.25%) 4/3/24	382,272	355,276
•Claire's Stores, Inc. 9.62% (LIBOR01M + 6.50%) 12/18/26	1,165,140	1,103,003
•CSC Holdings LLC 5.07% (LIBOR01M + 2.25%) 1/15/26	357,050	333,395
•DexKo Global, Inc. 7.42% (LIBOR03M + 3.75%) 10/4/28	1,350,011	1,236,732
•DirecTV Financing LLC 8.12% (LIBOR01M + 5.00%) 8/2/27	1,653,167	1,536,007
•Envision Healthcare Corp. 6.41% (LIBOR01M + 3.75%) 10/10/25	2,778,978	752,297
=•FGI Operating Co. LLC 13.67% (LIBOR03M + 10.00%) 5/16/23	87,508	9,538
•First Student Bidco, Inc.
6.64% (LIBOR03M + 3.00%) 7/21/28	352,564	325,737
6.64% (LIBOR03M + 3.00%) 7/21/28	947,965	875,834
7.65% (SOFR CME03M + 4.00%) 7/21/28	941,984	890,769

LVIP JPMorgan High Yield Fund–12

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•First Student Bidco, Inc. (continued)
7.65% (SOFR CME03M + 4.00%) 7/21/28	65,416	$ 61,859
•Greeneden U.S. Holdings II LLC 7.12% (LIBOR01M + 4.00%) 12/1/27	988,153	938,390
•iHeartCommunications, Inc. 6.12% (LIBOR01M + 3.00%) 5/1/26	1,343,952	1,259,472
•LABL, Inc. 8.12% (LIBOR01M + 5.00%) 10/29/28	1,101,675	990,648
•Madison IAQ LLC 6.82% (LIBOR06M + 3.25%) 6/21/28	966,763	891,316
•Medline Borrower LP 6.37% (LIBOR01M + 3.25%) 10/23/28	647,305	594,103
Moran Foods LLC
=✠^0.00% 4/1/23	199,821	199,821
=•10.07% (LIBOR03M + 7.00%) 4/1/24	168,678	142,815
•10.67% (LIBOR03M + 7.00%) 4/1/24	1,295,723	1,097,050
•14.42% (LIBOR03M + 10.75%) 10/1/24	919,754	634,631
•Olympus Water U.S. Holding Corp. 7.44% (LIBOR03M + 3.75%) 11/9/28	304,144	276,771
•Parexel International Corp. 6.37% (LIBOR01M + 3.25%) 11/15/28	983,060	936,365
•Park River Holdings, Inc. 5.53% (LIBOR03M + 3.25%) 12/28/27	462,147	390,320
•Petco Health and Wellness Company, Inc. 6.92% (LIBOR03M + 3.25%) 3/3/28	1,389,047	1,308,747
•Revlon Consumer Products Corp. 5.58% (LIBOR06M + 3.50%) 9/7/23	1,392,945	543,248
•Reynolds Group Holdings, Inc. 6.62% (LIBOR01M + 3.50%) 9/24/28	393,254	376,049
•Serta Simmons Bedding LLC 10.79% (LIBOR01M + 7.50%) 8/10/23	1,413,559	736,817
•Shutterfly, Inc. 8.12% (LIBOR01M + 5.00%) 9/25/26	727,650	451,791
•SP Preferred Buyer LLC 7.62% (LIBOR01M + 4.50%) 12/22/25	2,704,491	2,214,978
•Spirit Aerosystems, Inc. 6.87% (LIBOR01M + 3.75%) 1/15/25	430,368	425,122
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•SPX Flow, Inc. 7.63% (SOFR CME01M + 4.50%) 4/5/29	775,000	$ 714,937
•Summer Holdco B SARL 8.17% (LIBOR03M + 4.50%) 12/4/26	345,086	322,655
•Triton Water Holdings, Inc. 7.17% (LIBOR03M + 3.50%) 3/31/28	986,202	882,789
•U.S. Renal Care, Inc. 8.12% (LIBOR01M + 5.00%) 6/26/26	1,487,820	1,065,413
•Vertical U.S. Newco, Inc. 6.87% (LIBOR06M + 3.50%) 7/30/27	861,784	824,443
•White Cap Buyer LLC 6.78% (SOFR CME01M + 3.75%) 10/19/27	1,541,641	1,439,507
Total Loan Agreements (Cost $35,360,858)		29,238,908

	Number of Shares
COMMON STOCK–2.12%
Chord Energy Corp.	26,588	3,636,441
=†Claire's Stores, Inc.	1,493	541,212
†Clear Channel Outdoor Holdings, Inc.	169,362	232,026
†EP Energy Corp.	31,130	264,605
†Frontier Communications Parent, Inc.	56,149	1,315,571
=†Goodman Networks, Inc.	22,179	0
†Gulfport Energy Corp.	27,244	2,405,373
†iHeartMedia, Inc. Class A	32,090	235,220
=†Intelsat SA	75,388	2,110,864
†Mallinckrodt PLC	16,061	273,037
=†Moran Foods LLC	53,727	134,316
=†MYT Holding LLC	502,370	621,432
†Neiman Marcus Group Ltd. LLC	483	88,147
†NMG Parent LLC	5,708	1,041,710
=†Telford Offshore Ltd.	26,723	0
Vistra Corp.	16,954	356,034
Total Common Stock (Cost $16,660,758)		13,255,988
PREFERRED STOCKS–0.59%
=†Claire's Stores, Inc. 0.00%	1,114	2,534,350
=†Goodman Networks, Inc. 0.00%	26,388	264
=MYT Holding LLC 10.00% 6/6/29	1,067,993	1,169,452
Total Preferred Stocks (Cost $1,212,179)		3,704,066

LVIP JPMorgan High Yield Fund–13

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
RIGHTS–0.04%
=†Intelsat Jackson Holdings SA	7,894	$ 79
=†Intelsat Jackson Holdings SA	7,894	79
=†Vistra Energy Corp.	189,643	241,795
Total Rights (Cost $0)		241,953
WARRANTS–0.32%
†Chesapeake Energy Corp. exp 2/09/26 exercise price $25.72	5,888	472,365
†Chesapeake Energy Corp. exp 2/09/26 exercise price $29.93	6,543	516,897
†Chesapeake Energy Corp. exp 2/09/26 exercise price $33.70	3,635	267,227
=†NMG Parent LLC exp 9/24/27 exercise price $1.00	13,698	696,269
	Number of Shares	Value (U.S. $)
WARRANTS (continued)
=†Windstream Holdings, Inc. exp 10/31/25 exercise price $1.00	1,567	$ 23,897
Total Warrants (Cost $1,624,264)		1,976,655
MONEY MARKET FUND–1.24%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.94%)	7,755,526	7,755,526
Total Money Market Fund (Cost $7,755,526)		7,755,526

TOTAL INVESTMENTS–98.58% (Cost $725,566,794)	616,071,363

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.42%	8,891,475
NET ASSETS APPLICABLE TO 66,851,803 SHARES OUTSTANDING–100.00%	$624,962,838

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
@ PIK. 100% of the income received was in the form of additional par.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2022. Rate will reset at a future date.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
‡ Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
✠ All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
^ Zero coupon security. The rate shown is the yield at the time of purchase.
† Non-income producing.

Summary of Abbreviations:
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LIBOR06M–Intercontinental Exchange London Interbank Offered Rate USD 6 Month
SOFR–Secured Overnight Financing Rate
SOFR CME01M–1 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFR CME03M–3 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
See accompanying notes.
LVIP JPMorgan High Yield Fund–14

LVIP JPMorgan High Yield Fund
Notes
September 30, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP JPMorgan High Yield Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Unfunded Loan Commitments–Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Schedule of Investments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP JPMorgan High Yield Fund–15

LVIP JPMorgan High Yield Fund
Notes (continued)
 2. Investments (continued)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Convertible Bonds	$—	$1,104,962	$447,756	$1,552,718
Corporate Bonds
Advertising	—	5,799,457	—	5,799,457
Aerospace & Defense	—	6,660,136	—	6,660,136
Airlines	—	5,969,304	—	5,969,304
Apparel	—	640,434	—	640,434
Auto Manufacturers	—	15,228,358	—	15,228,358
Auto Parts & Equipment	—	20,921,666	—	20,921,666
Banks	—	4,923,779	—	4,923,779
Beverages	—	1,346,936	—	1,346,936
Biotechnology	—	1,543,799	—	1,543,799
Building Materials	—	8,892,924	—	8,892,924
Chemicals	—	15,523,198	—	15,523,198
Commercial Services	—	24,116,902	—	24,116,902
Computers	—	7,938,784	—	7,938,784
Cosmetics & Personal Care	—	3,157,151	—	3,157,151
Distribution/Wholesale	—	1,409,100	—	1,409,100
Diversified Financial Services	—	8,107,474	—	8,107,474
Electric	—	7,308,140	—	7,308,140
Electrical Components & Equipment	—	5,957,596	—	5,957,596
Electronics	—	6,309,517	—	6,309,517
Engineering & Construction	—	4,909,693	—	4,909,693
Entertainment	—	20,357,000	—	20,357,000
Environmental Control	—	5,173,161	—	5,173,161
Food	—	14,135,639	—	14,135,639
Food Service	—	816,781	—	816,781
Forest Products & Paper	—	342,125	—	342,125
Gas	—	1,575,592	—	1,575,592
Health Care Products	—	6,256,748	—	6,256,748
Health Care Services	—	40,589,306	—	40,589,306
Home Furnishings	—	1,896,516	—	1,896,516
Household Products Wares	—	6,049,462	—	6,049,462
Housewares	—	3,553,176	—	3,553,176
Internet	—	8,627,162	—	8,627,162
Iron & Steel	—	4,215,941	—	4,215,941
Leisure Time	—	8,151,376	—	8,151,376
Lodging	—	9,298,355	—	9,298,355
Machinery Construction & Mining	—	1,935,349	—	1,935,349
Machinery Diversified	—	646,413	—	646,413
Media	—	72,624,167	—	72,624,167
Metal Fabricate & Hardware	—	556,382	—	556,382
Mining	—	5,638,410	—	5,638,410
Office Business Equipment	—	1,287,110	—	1,287,110
Oil & Gas	—	27,632,225	—	27,632,225
Oil & Gas Services	—	1,589,876	—	1,589,876
Packaging & Containers	—	13,645,025	—	13,645,025
Pharmaceuticals	—	21,550,210	—	21,550,210
Pipelines	—	33,103,971	—	33,103,971
Real Estate	—	1,483,236	—	1,483,236
Real Estate Investment Trusts	—	14,039,604	—	14,039,604
LVIP JPMorgan High Yield Fund–16

LVIP JPMorgan High Yield Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Retail	$—	$19,566,638	$—	$19,566,638
Semiconductors	—	5,803,277	—	5,803,277
Software	—	4,781,683	—	4,781,683
Telecommunications	—	43,423,895	792	43,424,687
Toys Games Hobbies	—	1,268,162	—	1,268,162
Transportation	—	66,436	—	66,436
Loan Agreements	—	28,886,734	352,174	29,238,908
Common Stock	9,760,017	88,147	3,407,824	13,255,988
Preferred Stocks	—	—	3,704,066	3,704,066
Rights	—	—	241,953	241,953
Warrants	1,256,489	—	720,166	1,976,655
Money Market Fund	7,755,526	—	—	7,755,526
Total Investments	$18,772,032	$588,424,600	$8,874,731	$616,071,363
During the period ended September 30, 2022, there were no material transfers to or from Level 3 investments.
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the period ended September 30, 2022.
Asset Type	Fair Value at September 30, 2022	Valuation Technique(s)	Unobservable Input	Range (Average) (c)
Common Stock	$ 3,407,824	Indicative Market Quote	Broker Quote	$2.50 - $362.50 ($91.74)
		Market Comparable Companies	Enterprise Value Ownership Percentage (b)	76.9% (N/A)
		Terms of Restructuring	Expected Recovery	$0.00 ($0.00)
Convertible Bonds	$ 447,756	Terms of Restructuring	Conversion Price	$14.00 (N/A)
Convertible Preferred Stock	$ 3,704,066	Indicative Market Quote	Broker Quote	$1.095 - $2,275.00 ($1,557.03)
		Market Comparable Companies	EBITDA Multiple (b)	5.0x (N/A)
		Market Comparable Companies	Liquidity Discount (a)	30% (N/A)
Corporate Bonds	$ 792	Pending Distribution	Expected Recovery	$0.01 ($0.01)
Loan Agreements	$ 352,174	Terms of Restructuring	Expected Recovery	10.9%-100% (91.4%)
Rights	$ 241,953	Indicative Market Quote	Broker Quote	$1.275 ($1.275)
		Pending Distribution	Expected Recovery	$0.01 ($0.01)
Warrants	$ 720,166	Indicative Market Quote	Broker Quote	$15.25 - $50.83 ($49.65)
Total	$ 8,874,731
(a) Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(b) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
(c) Unobservable inputs were weighted by the relative fair value of the instruments, where applicable.
Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.
LVIP JPMorgan High Yield Fund–17

LVIP JPMorgan High Yield Fund
Notes (continued)
 2. Investments (continued)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Common Stock	Convertible Bonds	Convertible Preferred Stocks	Corporate Bonds	Loan Agreements	Rights	Warrants	Total
Balance as of 12/31/2022	$ 2,791,069	$—	$ 4,098,856	$ 9,383	$ 209,731	$ 261,707	$ 290,632	$ 7,661,378
Reclassifications	—	—	—	—	—	—	—	—
Purchases	6,811,818	—	—	—	261,860	—	—	7,073,678
Sales	—	(55)	—	—	(96,592)	—	—	(96,647)
Transfer In	—	365,295	—	—	—	—	—	365,295
Transfer Out	—	—	(365,295)	—	—	—	—	(365,295)
Accretion/(amortization)	—	—	—	—	670	—	—	670
Net realized gain	—	(875)	—	—	4	—	—	(871)
Net change in unrealized appreciation(depreciation)	(6,195,063)	83,391	(29,495)	(8,591)	(23,499)	(19,754)	429,534	(5,763,477)
Balance as of 9/30/2022	$ 3,407,824	$ 447,756	$ 3,704,066	$ 792	$ 352,174	$ 241,953	$ 720,166	$ 8,874,731
Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 9/30/2022	$ (6,195,063)	$ 83,391	$ (29,495)	$ 792	$ (103,706)	$ (19,754)	$ 429,534	$ (5,834,301)
LVIP JPMorgan High Yield Fund–18